Condensed Consolidated Balance Sheet - AUD ($)		Dec. 31, 2019	Jun. 30, 2019
Current assets
Cash and cash equivalents		$ 3,277,074	$ 2,131,741
Trade and other receivables		440,278	818,766
Inventories		76,522	31,865
Other current assets		174,274	213,300
Total current assets		3,968,148	3,195,672
Property, plant and equipment		32,448	69,333
Right-of-use asset		343,010
Total non-current assets		375,458	69,333
Total assets		4,343,606	3,265,005
Current liabilities
Trade and other payables		727,430	1,005,308
Employee benefit obligations		390,770	487,682
Lease liabilities		224,780
Total current liabilities		1,342,980	1,492,990
Non-current liabilities
Employee benefit obligations		1,014	809
Lease liabilities		137,307
Total non-current liabilities		138,321	809
Total liabilities		1,481,301	1,493,799
Net assets		2,862,305	1,771,206
EQUITY
Share capital		127,807,987	125,498,824
Other reserves		7,454,278	6,009,932
Retained earnings	[1]	(132,399,960)	(129,737,550)
Total equity		$ 2,862,305	$ 1,771,206

[1]	The group has adopted AASB 16 on 1 July 2019 but has not restated comparatives for the 2019 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognised in the opening balance sheet on 1 July 2019.